Equity (Dividends) (Details) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended					6 Months Ended		12 Months Ended
	Sep. 30, 2016		Jun. 30, 2016	Mar. 31, 2016	Jun. 30, 2015	Jun. 30, 2016	Jun. 30, 2015	Dec. 31, 2016
Dividends Payable [Line Items]
Payments of Ordinary Dividends, Common Stock			$ 34,685	$ 35,601		$ 70,286	$ 61,114
Cash dividends declared per common share			$ 0.38	$ 0.38	$ 0.34	$ 0.76	$ 0.64
Subsequent Event [Member]
Dividends Payable [Line Items]
Payments of Ordinary Dividends, Common Stock	$ 41,200							$ 152,700
Cash dividends declared per common share	$ 0.38	[1]						$ 1.52

[1]	(1) The third quarter 2016 cash dividend of $0.38 per common share will result in an estimated aggregate payment of $41.2 million.